Corporate and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Corporate and Administrative Expenses Explanatory [Abstract]
Schedule of corporate and administrative expenses
($000s)	2022	2021
Employee compensation	7,479	5,781
Stock-based compensation	3,138	3,506
Professional fees	2,591	1,828
Other general and administrative	2,882	2,264
	16,090	13,379